REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on consolidated statements of operations (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) ₽ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 RUB (₽) ₽ / shares	Dec. 31, 2019 RUB (₽) ₽ / shares
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sales, general and administrative (1)	₽ 122,924	$ 1,654.7	₽ 62,913	₽ 50,295
Total operating costs and expenses	369,448	4,972.9	202,673	150,831
Income from operations	(13,277)	(178.7)	15,671	24,560
Other income/(loss), net	(1,217)	(16.3)	2,321	(1,194)
Income before income taxes	(7,223)	(97.2)	36,543	22,721
Income tax expense	7,430	100.0	13,193	11,656
Net income	(14,653)	(197.2)	23,350	11,065
Net income attributable to Yandex N.V.	₽ (14,669)	$ (197.4)	₽ 24,713	₽ 12,692
Net income per Class A and Class B share:
Basic | (per share)	₽ (40.48)	$ (0.54)	₽ 72.52	₽ 38.80
Diluted | (per share)	₽ (40.48)	$ (0.54)	₽ 69.77	₽ 37.81
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sales, general and administrative (1)			₽ 62,335	₽ 50,155
Total operating costs and expenses			202,095	150,691
Income from operations			16,249	24,700
Other income/(loss), net			2,404	(1,200)
Income before income taxes			37,204	22,855
Income tax expense			13,055	11,656
Net income			24,149	11,199
Net income attributable to Yandex N.V.			₽ 25,512	₽ 12,826
Net income per Class A and Class B share:
Basic | ₽ / shares			₽ 74.87	₽ 39.21
Diluted | ₽ / shares			₽ 72.03	₽ 38.21
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sales, general and administrative (1)			₽ 578	₽ 140
Total operating costs and expenses			578	140
Income from operations			(578)	(140)
Other income/(loss), net			(83)	6
Income before income taxes			(661)	(134)
Income tax expense			138
Net income			(799)	(134)
Net income attributable to Yandex N.V.			₽ (799)	₽ (134)
Net income per Class A and Class B share:
Basic | ₽ / shares			₽ (2.35)	₽ (0.41)
Diluted | ₽ / shares			₽ (2.26)	₽ (0.40)